Non-trading securities - Fair Value of Residual contractual Maturity of Non-trading Securities (Detail) - Insurance subsidiary [Member] ¥ in Millions	Mar. 31, 2015 JPY (¥)
Non-trading debt securities [Line Items]
Total	¥ 296,127
Less than 1 year	35,755
1 to 5 years	138,531
5 to 10 years	86,566
More than 10 years	¥ 35,275